Provisions - Rollforward of provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	$ 3,398	$ 2,920
Other provisions, ending balance	3,678	3,398
Provisions (excluding contractual commitments)
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	2,887	2,403
Additions	1,456	2,581
Amounts utilised	(1,363)	(1,781)
Unused amounts reversed	(469)	(349)
Exchange and other movements	79	33
Other provisions, ending balance	2,590	2,887
Restructuring costs
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	356	130
Additions	698	402
Amounts utilised	(322)	(203)
Unused amounts reversed	(74)	(34)
Exchange and other movements	13	61
Other provisions, ending balance	671	356
Legal proceedings and regulatory matters
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	605	1,128
Additions	347	282
Amounts utilised	(177)	(660)
Unused amounts reversed	(75)	(158)
Exchange and other movements	56	13
Other provisions, ending balance	756	605
Customer remediation
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	1,646	788
Additions	189	1,674
Amounts utilised	(739)	(837)
Unused amounts reversed	(240)	(49)
Exchange and other movements	2	70
Other provisions, ending balance	858	1,646
Other provisions
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	280	357
Additions	222	223
Amounts utilised	(125)	(81)
Unused amounts reversed	(80)	(108)
Exchange and other movements	8	(111)
Other provisions, ending balance	305	280
Contractual commitments
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	511	517
Net change in expected credit loss provision and other movements	577	(6)
Other provisions, ending balance	$ 1,088	$ 511